Promissory Notes (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Proceeds from issuances of promissory notes		$ 411,000
Interest	$ 14,418	$ 14,418
Promissory Note Two [Member]
Statement [Line Items]
Proceeds from issuances of promissory notes	$ 136,000
Interest rate	6.00%
Promissory Note One [Member]
Statement [Line Items]
Proceeds from issuances of promissory notes	$ 275,000
Interest rate	6.00%